Goodwill - Schedule of Reconciliation of Changes in Goodwill (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 1,087	$ 1,114
Changes in foreign exchange rates	34	(27)
Ending balance	1,121	1,087
Steelmaking Coal Operations [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	702	702
Ending balance	702	702
Quebrada Blanca [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	385	412
Changes in foreign exchange rates	34	(27)
Ending balance	$ 419	$ 385